Related Party Transactions (Details) - Schedule of List of Related Party Transactions	12 Months Ended
Jun. 30, 2024
Wenquan Zhu [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	Controlling shareholder and chairman of the Group
Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	The shareholder and the shareholder of the parent company shall be the same actual controller
Shenyang Jingxihui Network Technology Co., LTD [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	The shareholder and the shareholder of the parent company shall be the same actual controller
Shenzhen Jingxihui Trading Co., LTD [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	The shareholder and the shareholder of the parent company shall be the same actual controller
Shenzhen Big Tree Rong Trading Co., LTD [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	The shareholder and the shareholder of the parent company shall be the same actual controller
Guangxi Big Tree Rong Network Technology Co., LTD [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	The shareholder and the shareholder of the parent company shall be the same actual controller
Ting, Yan [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	Chief Financial Officer and Director
Daidi, Lin [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	Legal representative of subsidiary